Discontinued Operations (Narratives) (Details) (USD $)	12 Months Ended			3 Months Ended				12 Months Ended								1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 property	Dec. 31, 2010	Sep. 30, 2011 PetsMART	Jun. 30, 2011 International Aluminum Corp	Mar. 31, 2010 Goertz & Schiele Corp	Mar. 31, 2010 Goertz & Schiele Corp Noncontrolling Interest	Dec. 31, 2012 Discontinued Operations:	Dec. 31, 2011 Discontinued Operations: property	Dec. 31, 2010 Discontinued Operations:	Dec. 31, 2012 Discontinued Operations: Noncontrolling Interest	Dec. 31, 2011 Discontinued Operations: Noncontrolling Interest	Dec. 31, 2010 Discontinued Operations: Noncontrolling Interest	Dec. 31, 2011 Previously Recognized Discontinued Operations [Member]	Dec. 31, 2010 Previously Recognized Discontinued Operations [Member]	Oct. 31, 2013 Domestic properties property	Jun. 30, 2013 Domestic properties	Mar. 31, 2013 Domestic properties	Dec. 31, 2012 Domestic properties	Sep. 30, 2013 Domestic properties property	Dec. 31, 2012 Domestic properties property	Dec. 31, 2011 Domestic properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Properties sold		27							25							9				21	11
Proceeds from property sold				$ 51,800,000					$ 129,900,000							$ 51,400,000				$ 47,400,000	$ 24,900,000
Gain (loss) on sale of real estate	(4,087,000)	471,000	0						(100,000)											(2,900,000)	(4,100,000)
Gains (losses) on extinguishment of debt	5,130,000	3,135,000	879,000						800,000												(400,000)	(100,000)
Impairment charges	16,058,000	23,663,000	9,808,000		12,400,000			11,294,000	14,223,000	8,532,000	100,000	200,000	2,500,000	12,600,000	200,000			9,300,000	4,100,000		6,900,000	1,200,000
Defease of loan				17,600,000
Deconsolidation property, carrying value					38,100,000	5,900,000
Gain on deconsolidation	0	1,167,000	7,082,000		1,200,000	7,100,000	3,500,000										4,700,000
Mortgage repayment in full amount					38,700,000	13,300,000
Proceeds from foreclosed propety			2,000,000
Proceeds from sale of real estate held-for-investment	25,066,000	131,077,000	1,000
Gain (loss) on contract termination																				8,100,000
Foreclosed property, value																	8,700,000
Foreclosed property, related debt																	$ 13,000,000